UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2005
            Check here if Amendment [ ]; Amendment Number:__________
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name:     CAK Capital Management, Inc.
                                 d/b/a/ Knott Capital Management
                       Address:  224 Valley Creek Blvd.
                                 Suite 100
                                 Exton, PA 19341

                         Form 13F File Number: 28-11364


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                        Name:    J. Michael Barron
                        Title:   Chief Executive Officer
                        Phone:   (610) 854-6000

                     Signature, Place, and Date of Signing:


    /s/ J. Michael Barron            Exton, PA                 July 8, 2005
  -------------------------        -------------             ----------------
      J. Michael Barron             City, State                    Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

        Number of Other Included Managers:        0

        Form 13F Information Table Entry Total:   65

        Form 13F Information Table Value Total:   $488,966 (thousands)

List of Other Included Managers: NONE




















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

                           FORM 13F INFORMATION TABLE

FORM 13-F 6/30/05
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT


                                                     FORM 13F INFORMATION TABLE

                                TITLE OF                VALUE       SHARES/     SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
        NAME OF ISSUER           CLASS       CUSIP     (x$1000)     PRN AMT     PRN  CALL DSCRETN MANAGERS      SOLE     SHARED NONE
------------------------------ ---------- ----------- ---------- ------------- ----- ---- ------- -------- ------------- ------ ----
3Com Corporation                  COM      885535104      599     165000.0000   SH         SOLE             165000.0000
Bristol-Myers Squibb              COM      110122108     1882      75350.0000   SH         OTHER             75350.0000
Celgene Corp.                     COM      151020104    20441     502242.0000   SH         SOLE             502242.0000
                                                          306       7530.0000   SH         OTHER              7530.0000
Cendant Corporation               COM      151313103    11687     522438.1920   SH         SOLE             522438.1920
                                                           83       3710.0000   SH         OTHER              3710.0000
Centex Corporation                COM      152312104     1060      15000.0000   SH         SOLE              15000.0000
Cephalon Inc.                     COM      156708109    17201     432192.0000   SH         SOLE             432192.0000
                                                          306       7695.0000   SH         OTHER              7695.0000
Chesapeake Energy Cor             COM      165167107    24526    1075703.7440   SH         SOLE            1075703.7440
                                                          825      36170.0000   SH         OTHER             36170.0000
Comcast cl A special              COM      20030N200    19774     660233.0000   SH         SOLE             660233.0000
                                                          353      11790.0000   SH         OTHER             11790.0000
ConocoPhillips                    COM      20825C104    17341     301633.0000   SH         SOLE             301633.0000
                                                          392       6810.0000   SH         OTHER              6810.0000
Covance Inc.                      COM      222816100    20341     453337.0000   SH         SOLE             453337.0000
                                                          315       7025.0000   SH         OTHER              7025.0000
Danaher Corporation               COM      235851102    18953     362109.0000   SH         SOLE             362109.0000
                                                          373       7130.0000   SH         OTHER              7130.0000
Diageo PLC ADS                    COM      25243Q205    17830     300680.0000   SH         SOLE             300680.0000
                                                          329       5550.0000   SH         OTHER              5550.0000
Dow Chemical Company              COM      260543103    11980     269042.0000   SH         SOLE             269042.0000
                                                          125       2805.0000   SH         OTHER              2805.0000
Dun & Bradstreet Corp             COM      26483E100    12479     202413.0000   SH         SOLE             202413.0000
                                                          125       2025.0000   SH         OTHER              2025.0000
Edwards Lifesciences              COM      28176E108    15844     368300.0000   SH         SOLE             368300.0000
                                                          318       7395.0000   SH         OTHER              7395.0000
Express Scripts Inc               COM      302182100      750      15000.0000   SH         SOLE              15000.0000
Illumina Inc                      COM      452327109      845      70000.0000   SH         SOLE              70000.0000
Kerr-McGee Corp                   COM      492386107      449       5879.0000   SH         SOLE               5879.0000
                                                            4         53.0000   SH         OTHER                53.0000
Lennar Corp cl A                  COM      526057104    18145     285970.0000   SH         SOLE             285970.0000
                                                          323       5085.0000   SH         OTHER              5085.0000
Linear Technology Cor             COM      535678106    14907     406300.0000   SH         SOLE             406300.0000
                                                          237       6472.0000   SH         OTHER              6472.0000
Lowes Companies Inc.              COM      548661107    15728     270150.0000   SH         SOLE             270150.0000
                                                          219       3770.0000   SH         OTHER              3770.0000
Novell Inc.                       COM      670006105      310      50000.0000   SH         SOLE              50000.0000
PETCO Animal Supplies             COM      716016209    14805     504935.0000   SH         SOLE             504935.0000
                                                          337      11480.0000   SH         OTHER             11480.0000
PHH Corp.                         COM      693320202      515      20038.0000   SH         SOLE              20038.0000
                                                            0         13.0000   SH         OTHER                13.0000
Pharmaceutical Produc             COM      717124101    21258     453658.0000   SH         SOLE             453658.0000
                                                          371       7925.0000   SH         OTHER              7925.0000
Praxair Inc.                      COM      74005P104    15626     335329.0000   SH         SOLE             335329.0000
                                                          221       4735.0000   SH         OTHER              4735.0000
Pulte Corporation                 COM      745867101    17265     204930.0000   SH         SOLE             204930.0000
                                                          308       3655.0000   SH         OTHER              3655.0000
Rockwell Automation Inc           COM      773903109    18041     370380.0000   SH         SOLE             370380.0000
                                                          291       5965.0000   SH         OTHER              5965.0000
Roper Industries Inc              COM      776696106      892      12500.0000   SH         SOLE              12500.0000
Sanofi-Aventis ADS                COM      80105N105    22131     539905.0000   SH         SOLE             539905.0000
                                                          391       9535.0000   SH         OTHER              9535.0000
St. Joe Company                   COM      790148100    32901     403495.2730   SH         SOLE             403495.2730
                                                         1508      18495.0000   SH         OTHER             18495.0000
St. Paul Travelers Companies      COM      792860108    16086     406941.0000   SH         SOLE             406941.0000
                                                          223       5635.0000   SH         OTHER              5635.0000
Total SA                          COM      89151E109    17355     148526.0000   SH         SOLE             148526.0000
                                                          272       2330.0000   SH         OTHER              2330.0000
UnitedHealth Group In             COM      91324P102    22000     421941.0000   SH         SOLE             421941.0000
                                                          360       6900.0000   SH         OTHER              6900.0000
Walgreen Company                  COM      931422109     2805      61000.0000   SH         OTHER             61000.0000
Wyeth                             COM      983024100     3871      87000.0000   SH         OTHER             87000.0000
XTO Energy Inc                    COM      98385X106    11218     330026.6906   SH         SOLE             330026.6906
                                                          207       6089.0000   SH         OTHER              6089.0000

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